SEMI-ANNUAL REPORT                                       [NEUBERGER BERMAN LOGO]
APRIL 30, 2002                                                  NEUBERGER BERMAN








                                NEUBERGER BERMAN
                                INCOME FUNDS(R)






TRUST CLASS SHARES                                       INSTITUTIONAL CASH FUND

CONTENTS

        THE FUND

        PORTFOLIO COMMENTARY/
          PERFORMANCE HIGHLIGHTS                        2

        SCHEDULE OF INVESTMENTS                         5

        FINANCIAL STATEMENTS                            9

        FINANCIAL HIGHLIGHTS
          PER SHARE DATA                               16

        DIRECTORY                                      18

        TRUSTEES AND OFFICERS                          19

"NEUBERGER BERMAN" AND THE NEUBERGER BERMAN LOGO ARE SERVICE MARKS OF NEUBERGER BERMAN, LLC. "NEUBERGER BERMAN MANAGEMENT INC." AND THE INDIVIDUAL FUND NAME IN THIS SHAREHOLDER REPORT ARE EITHER SERVICE MARKS OR REGISTERED SERVICE MARKS OF NEUBERGER BERMAN MANAGEMENT INC.(C)2002 NEUBERGER BERMAN MANAGEMENT INC. ALL RIGHTS RESERVED.

INSTITUTIONAL CASH FUND PORTFOLIO COMMENTARY
--------------------------------------------

The Institutional Cash Fund performed exceedingly well during the six months ending April 30, 2002. At a time when equity markets continued to be weak, our investors enjoyed positive returns and capital preservation. The Fund returned 0.94% during the six months, 7 basis points ahead of the Money Fund Report Taxable First Tier Institutional Average(4). The Fund closed the period with a 1.76% current yield and 1.78% effective yield -- in line with the 1.80% yield of 90-day commercial paper on April 30, 2002.

After experiencing radical shifts in the prior fiscal year, the marketplace settled into a range-bound trough defined by low interest rates. The Federal Reserve Board made two cuts in short-term rates -- bringing its total rate cuts to 11 for 2001 -- but the Fed then shifted its policy stance from one of easing to neutral. while its timing is uncertain, the next Federal Reserve action is likely to be a tightening.

In addition to the three- and six-month Treasury bills, the U.S. government last year introduced the four-week Treasury bills. The bills are now issued in lieu of one-year Treasury bills. The market continued to see new supply of short-term government debt. as of April 30, the auction of four-week bills had risen to $16 billion.

Meanwhile, the supply of corporate commercial paper declined, due to downgrades and longer-term issuance, as Moody's new liquidity assessment ratings encouraged companies to rely less on short-term debt. Consequently, companies have increasingly funded their needs in the long-term market. American Express followed General Electric, for example, in reducing its dependence on short-term borrowing to ease concerns raised by the rating companies.

The asset-backed commercial paper market, however, grew by about 16% to comprise roughly 50% of the commercial paper market.

The portfolio's weighted average maturity fluctuated slightly during the period, starting at 64.1 days, and finishing at 62.3 days. This was a relatively cautious positioning in anticipation of rising rates.


-----------------------------------------------------------------------------------------------------------------------
PERFORMANCE HIGHLIGHTS
NEUBERGER BERMAN INSTITUTIONAL CASH FUND(1),(3)                  INCEPTION DATE            FOR THE 7 DAYS ENDED 4/30/02
                                                                                    CURRENT YIELD(2)    EFFECTIVE YIELD
TRUST CLASS                                                        05/08/2000                 1.76%               1.78%

                                     NEUBERGER BERMAN APRIL 30, 2002 (UNAUDITED)


The money market as a whole grew by 24% during 2001, ending December 2001 with record assets of $2.2 trillion. of that gain, 65% came in institutional accounts.

We significantly reduced corporate commercial paper holdings during the period, from 57.1% of the portfolio to 48.4% by April 30, 2002, while raising U.S. Treasury securities from 1.7% to 6.3% to take advantage of greater supply.

The issuance of high-quality commercial paper declined during the period. However, we maintained pristine credit quality even as the commercial paper market experienced difficulty. In sum, the yield on your Fund fell in line with declining interest rates, while we positioned the portfolio conservatively in anticipation of potential interest rate increases.

We believe our conservative management will continue to provide income and protect your principal in the coming months.
Sincerely,

                                /s/ TED GIULIANO
                            /s/ CATHERINE WATERWORTH


                      TED GIULIANO AND CATHERINE WATERWORTH
                              PORTFOLIO CO-MANAGERS

                               /s/ CYNTHIA DAMIAN
                                /s/ ALYSSA JUROS

                         CYNTHIA DAMIAN AND ALYSSA JUROS
                          PORTFOLIO ASSOCIATE MANAGERS

ENDNOTES
--------

     1. Neuberger Berman Management Inc. ("Management") voluntarily bears certain operating expenses in excess of 0.41% of the average daily net assets per annum of the Fund. This arrangement can be terminated upon 60 days' prior written notice to the Fund.

     2. "Current yield" refers to the income generated by an investment in the Fund over a 7-day period. This income is then "annualized." The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher then the "current yield" because of the compounding effect of this assumed reinvestment. Yields of a money market fund will fluctuate and past performance is no guarantee of future results.

     3. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. The return on an investment in the Fund will fluctuate.

     4. The Money Fund Report Taxable First Tier Institutional Average measures the performance of money market mutual funds which invest in anything allowable, except Second Tier Commercial Paper. Investors cannot invest directly in the Average.

                                     NEUBERGER BERMAN APRIL 30, 2002 (UNAUDITED)

SCHEDULE OF INVESTMENTS INSTITUTIONAL CASH FUND
-----------------------------------------------


PRINCIPAL AMOUNT                                                                 RATING               VALUE++
(000'S OMITTED)                                                            MOODY'S      S&P       (000's omitted)
U.S. TREASURY SECURITIES-BACKED BY THE FULL
FAITH AND CREDIT OF THE U.S. GOVERNMENT (6.3%)
$  30,000 U.S. Treasury Bills, 1.78%, due 7/5/02                            TSY         TSY      $     29,904
   65,000 U.S. Treasury Notes, 5.63%, due 11/30/02                          TSY         TSY            66,303
   60,000 U.S. Treasury Notes, 6.25%, due 2/15/03                           TSY         TSY            61,872
   15,000 U.S. Treasury Notes, 5.50%, due 2/28/03                           TSY         TSY            15,389
                                                                                                 ------------
          TOTAL U.S. TREASURY SECURITIES-BACKED BY THE FULL
          FAITH AND CREDIT OF THE U.S. GOVERNMENT                                                     173,468
                                                                                                 ------------
U.S. GOVERNMENT AGENCY SECURITIES (17.7%)
   25,000 Fannie Mae, Bonds, 2.25%, due 2/7/03                              AGY         AGY            24,996
   25,061 Fannie Mae, Disc. Notes, 1.78%, due 5/7/02                        AGY         AGY            25,054
  100,000 Fannie Mae, Disc. Notes, 1.92%, due 9/3/02                        AGY         AGY            99,333
   30,000 Federal Home Loan Bank, Bonds, 2.13%, due 11/6/02                 AGY         AGY            30,000
    9,750 Federal Home Loan Bank, Bonds, 2.25%, due 2/26/03                 AGY         AGY             9,749
  150,000 Federal Home Loan Bank, Disc. Notes, 1.70%, due 5/1/02            AGY         AGY           150,000
    3,979 Federal Home Loan Bank, Disc. Notes, 2.12%, due 10/24/02          AGY         AGY             3,938
   15,000 Federal Home Loan Bank, Notes, 6.88%, due 7/18/02                 AGY         AGY            15,095
   30,000 Freddie Mac, Disc. Notes, 3.81%, due 5/23/02                      AGY         AGY            29,930
   25,000 Freddie Mac, Disc. Notes, 2.12%, due 10/23/02                     AGY         AGY            24,742
   20,000 Freddie Mac, Disc. Notes, 2.14%, due 11/4/02                      AGY         AGY            19,778
   25,000 Freddie Mac, Disc. Notes, 2.23%, due 1/2/03                       AGY         AGY            24,620
    4,000 Freddie Mac, Notes, 6.25%, due 10/15/02                           AGY         AGY             4,072
   15,000 Freddie Mac, Notes, 4.75%, due 3/15/03                            AGY         AGY            15,308
   10,000 Sallie Mae, Disc. Notes, 1.80%, due 7/1/02                        AGY         AGY             9,969
                                                                                                 ------------
          TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                                     486,584
                                                                                                 ------------

TAXABLE MUNICIPAL CASH EQUIVALENT SECURITIES (1.6%)
   10,900 Florida Housing Finance Corp., Rev. Bonds, Ser. 1999 A, 1.95%,
          VRDN due 1/1/34                                                 VMIG1       A-1+            10,900
    5,800 Florida Housing Finance Corp., Rev. Bonds, Ser. 2000 A, 1.95%,
          VRDN due 1/1/45                                                 VMIG1       A-1+             5,800
    1,200 Los Angeles (CA) Multi-Family Hsg. Rev. Bonds (Fountain Park
          Proj.), Ser. 1999 Q, 2.00%, VRDN due 4/15/33                                A-1+             1,200
   10,000 New York City (NY) G.O., Ser. A-9, 1.95%, VRDN due 11/1/23      VMIG1       A-1+            10,000
   14,700 Portland (ME), Taxable Pension Bonds, 2.00%, VRDN
          due 6/1/26                                                      VMIG1       A-1+            14,700
    1,935 Riverside Co. (CA) Cert. of Participation, Ser. 1997, 1.85%,
          VRDN due 11/1/27                                                VMIG1       A-1+             1,935
                                                                                                 ------------
          TOTAL TAXABLE MUNICIPAL CASH EQUIVALENT SECURITIES                                          44,535
                                                                                                 ------------
CERTIFICATES OF DEPOSIT (9.7%)
   35,000 Abbey National Treasury Services PLC, Yankee CD, 2.72%,
          due 12/27/02                                                     P-1        A-1+            35,059
   10,000 American Express Centurion Bank, Yankee CD, 1.80%,
          due 5/7/02                                                       P-1         A-1            10,000
   40,000 Bank of Montreal, Yankee CD, 1.80% & 3.76%,
          due 5/3/02 & 6/27/02                                             P-1        A-1+            40,000
   30,000 Bank of Nova Scotia, Yankee CD, 1.78%, due 5/17/02               P-1         A-1            30,000
   30,000 Barclays Bank PLC, Yankee CD, 1.82%, due 7/22/02                 P-1        A-1+            30,000
   33,000 Credit Agricole Indosuez N.Y., Yankee CD, 3.65%, due 8/19/02     P-1        A-1+            33,001


See Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS INSTITUTIONAL CASH FUND CONT'D
------------------------------------------------------

PRINCIPAL AMOUNT                                                           RATING                   VALUE++
(000'S OMITTED)                                                        MOODY'S     S&P       (000'S OMITTED)
  $20,000 Deutsche Bank AG, Yankee CD, 1.82%, due 6/7/02                P-1        A-1+      $     20,000
   23,000 Rabobank Nederland, Yankee CD, 3.72%, due 8/6/02              P-1        A-1+            23,007
   45,000 Westdeutsche Landesbank Girozentrale, Yankee CD,
          2.41% & 3.81%, due 6/21/02 & 2/3/03                           P-1        A-1+            45,000
                                                                                             ------------
          TOTAL CERTIFICATES OF DEPOSIT                                                           266,067
                                                                                             ------------
CORPORATE DEBT SECURITIES (1.3%)
    3,640 Associates Corp., N.A., Senior Notes, 6.50%, due 7/15/02      P-1        A-1+             3,658
   11,000 Bank One Corp., Notes, 6.40%, due 8/1/02                      P-1         A-1            11,074
   20,000 Merrill Lynch & Co., Inc., Medium-Term Notes, 4.35%,
          due 6/3/02                                                    P-1        A-1+            20,000
                                                                                             ------------
          TOTAL CORPORATE DEBT SECURITIES                                                          34,732
                                                                                             ------------
FUNDING AGREEMENTS (3.3%)
   35,000 Hartford Life Insurance Co., Variable Rate Funding
          Agreement, 1.92%, expiring 8/1/02                             P-1         A-1            35,000
   55,000 Travelers Insurance Co., Variable Rate Funding Agreement,
          1.89% & 1.92%, expiring 2/12/03 & 3/18/03                     P-1        A-1+            55,000
                                                                                             ------------
          TOTAL FUNDING AGREEMENTS                                                                 90,000
                                                                                             ------------
COMMERCIAL PAPER (48.4%)
   30,000 American Express Credit Corp., 1.76%, due 5/28/02             P-1         A-1            29,960
   45,000 Asset Securitization Cooperative Corp., 1.76% - 1.80%,
          due 5/8/02 - 6/5/02                                           P-1        A-1+            44,950
   30,000 Aventis SA, 1.78% & 1.79%, due 5/3/02 & 6/26/02               P-1         A-1            29,944
   53,000 AWB (Finance) Ltd., 1.76% - 1.87%, due 5/7/02 - 7/9/02        P-1        A-1+            52,890
   23,625 BellSouth Telecommunications, Inc., 1.73%, due 5/10/02        P-1         A-1            23,615
   40,000 BMW US Capital Corp., 1.71%, due 5/2/02                       P-1         A-1            39,998
   37,800 BNP Paribas SA, 2.04%, due 10/15/02                           P-1        A-1+            37,442
   30,000 Ciesco L.P., 1.74%, due 5/23/02                               P-1        A-1+            29,968
   50,000 Corporate Asset Funding Corp., 1.75%, due 5/21/02             P-1        A-1+            49,951
   44,700 Corporate Receivables Corp., 1.75% & 1.79%,
          due 5/16/02 & 5/28/02                                         P-1        A-1+            44,653
   20,000 Eksportfinans ASA, 1.78%, due 6/20/02                         P-1        A-1+            19,951
   10,000 Enterprise Funding Corp., 1.80%, due 5/7/02                   P-1        A-1+             9,997
   25,000 FCAR Owner Trust, 1.75%, due 5/14/02                          P-1        A-1+            24,984
   15,000 General Electric Capital Corp., 1.99%, due 10/10/02           P-1        A-1+            14,866
   50,000 GOVCO, Inc., 1.80% & 1.82%, due 5/3/02                        P-1        A-1+            49,995
   40,000 Halifax PLC, 2.06%, due 10/15/02                              P-1        A-1+            39,618
   55,000 KFW International Finance, Inc., 1.76% - 1.87%,
          due 5/14/02 - 8/8/02                                          P-1        A-1+            54,893
   30,000 Merck & Co., Inc., 1.79%, due 5/8/02                          P-1        A-1+            29,990
   25,000 National Australia Funding (Delaware), Inc., 1.72%,
          due 5/2/02                                                    P-1        A-1+            24,999
   17,450 Nestle Capital Corp., 2.13%, due 10/9/02                      P-1        A-1+            17,284
   15,000 Novartis Finance Corp., 1.77%, due 5/16/02                    P-1        A-1+            14,989
   20,000 Paccar Financial Corp., 1.83%, due 7/11/02                    P-1        A-1+            19,928
   32,711 Park Avenue Recreation Corp., 1.79%, due 5/21/02              P-1         A-1            32,678
   55,000 Pfizer, Inc., 1.72% & 1.75%, due 5/6/02 & 5/7/02              P-1        A-1+            54,985
   63,993 Pitney Bowes Credit Corp., 1.73% & 1.74%,
          due 5/8/02 & 5/9/02                                           P-1        A-1+            63,969
   55,633 Preferred Receivables Funding Corp., 1.77% - 1.81%,
          due 5/2/02 - 5/24/02                                          P-1         A-1            55,598



See Notes to Schedule of Investments     6

                                    NEUBERGER BERMAN APRIL 30, 2002 (UNAUDITED)


SCHEDULE OF INVESTMENTS INSTITUTIONAL CASH FUND CONT'D
------------------------------------------------------

PRINCIPAL AMOUNT                                                           RATING                   VALUE++
(000'S OMITTED)                                                        MOODY'S     S&P       (000'S OMITTED)
$  28,000 Private Export Funding Corp., 2.04% & 2.06%,
          due 9/10/02 & 10/10/02                                        P-1        A-1+      $     27,756
   48,650 Quincy Capital Corp., 1.79%, due 5/16/02 & 5/23/02            P-1        A-1+            48,602
   50,625 Receivables Capital Corp., 1.77% - 1.80%,
          due 5/2/02 - 6/19/02                                          P-1        A-1+            50,575
   20,000 Salomon Smith Barney Holdings, Inc., 1.83%, due 5/1/02        P-1         A-1            20,000
   21,380 SBC Communications, Inc., 1.78%, due 6/11/02                  P-1        A-1+            21,337
   10,000 SBC International, Inc., 1.81%, due 7/9/02                    P-1        A-1+             9,965
   50,000 Surrey Funding Corp., 1.80% & 1.82%, due 5/13/02 & 7/22/02    P-1        A-1+            49,899
   20,000 Swedish Export Credit, 1.88%, due 5/2/02                      P-1        A-1+            19,999
   30,000 Total Fina Elf Capital, 1.76%, due 6/26/02                    P-1        A-1+            29,918
   50,000 Toyota Motor Credit Corp., 1.77% & 1.80%,
          due 5/1/02 & 5/20/02                                          P-1        A-1+            49,981
   50,000 UBS Finance (Delaware), Inc., 1.90%, due 5/1/02               P-1        A-1+            50,000
   13,800 USAA Capital Corp., 1.75%, due 5/1/02                         P-1        A-1+            13,800
   25,000 Windmill Funding Corp., 1.79%, due 5/17/02                    P-1        A-1+            24,980
                                                                                               ----------
          TOTAL COMMERCIAL PAPER                                                                1,328,907
                                                                                               ----------
REPURCHASE AGREEMENTS (9.9%)
  269,927 State Street Bank and Trust Co. Repurchase Agreement, 1.83%, due
          5/1/02, dated 4/30/02, Maturity Value $269,940,721, Collateralized by
          $20,270,000 Freddie Mac, Medium-Term Notes, 3.50%, due 9/15/03
          (Collateral Value $20,526,537) and $105,040,000 Freddie Mac, Disc.
          Notes, 2.11%, due 3/7/03 (Collateral Value $103,006,005) and
          $99,670,000 Fannie Mae, Medium-Term Notes, 5.75%, due 4/15/03
          (Collateral Value $103,007,849) and Freddie Mac, Medium-Term Notes,
          5.50%, due 7/15/06 (Collateral Value $51,501,913)                                       269,927
                                                                                               ----------
          TOTAL INVESTMENTS (98.2%)                                                             2,694,220

          Cash, receivables and other assets, less liabilities (1.8%)                              49,622
                                                                                               ----------
          TOTAL NET ASSETS (100.0%)                                                            $2,743,842
                                                                                               ----------

See Notes to Schedule of Investments     7

NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------

     ++ Investment securities of the Fund are valued at amortized cost, which approximates U.S. Federal income tax cost.

                                     NEUBERGER BERMAN APRIL 30, 2002 (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------

                                                                                    INSTITUTIONAL
NEUBERGER BERMAN INCOME FUNDS                                                                CASH
(000'S OMITTED EXCEPT PER SHARE AMOUNTS)                                                     FUND
ASSETS
     INVESTMENTS IN SECURITIES, AT VALUE* (NOTE A)--SEE
     SCHEDULE OF INVESTMENTS                                                           $2,694,220
     Interest receivable                                                                    8,116
                                                                                       ----------
     Receivable for Fund shares sold                                                       58,964
                                                                                       ----------
     Prepaid expenses and other assets                                                         12
                                                                                       ==========
TOTAL ASSETS                                                                            2,761,312
                                                                                       ==========
LIABILITIES
     Dividends payable                                                                      2,889
                                                                                       ----------
     Payable for Fund shares redeemed                                                      14,013
                                                                                       ----------
     Payable to investment manager (Note B)                                                   200
                                                                                       ----------
     Payable to administrator (Note B)                                                        300
                                                                                       ----------
     Accrued expenses and other payables                                                       68
                                                                                       ==========
TOTAL LIABILITIES                                                                          17,470
                                                                                       ==========
NET ASSETS AT VALUE                                                                    $2,743,842
                                                                                       ==========
NET ASSETS CONSIST OF:
     Paid-in capital                                                                   $2,743,842
                                                                                       ==========
NET ASSETS AT VALUE                                                                    $2,743,842
                                                                                       ==========
SHARES OUTSTANDING ($.001 PAR VALUE; UNLIMITED SHARES AUTHORIZED)                       2,743,842
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                               $     1.00
                                                                                       ==========
*COST OF INVESTMENTS                                                                   $2,694,220
                                                                                       ==========



See Notes to Financial Statements      9

            NEUBERGER BERMAN FOR THE SIX MONTHS ENDED APRIL 30, 2002 (UNAUDITED)

STATEMENT OF OPERATIONS
-----------------------


INSTITUTIONAL
NEUBERGER BERMAN INCOME FUNDS                                                                           CASH
(000'S OMITTED)                                                                                         FUND
INVESTMENT INCOME
Interest income                                                                                      $26,638

EXPENSES:
Investment management fee (Note B)                                                                     1,229
Administration fee (Note B)                                                                            1,844
Shareholder servicing agent fees                                                                           2
Auditing fees                                                                                              9
Custodian fees (Note B)                                                                                  173
Insurance expense                                                                                         17
Legal fees                                                                                                15
Registration and filing fees                                                                             135
Shareholder reports                                                                                       11
Trustees' fees and expenses                                                                               19
Miscellaneous                                                                                             20
=============================================================================================================
Total expenses                                                                                         3,474

Expenses reduced by custodian fee expense offset arrangement (Note B)                                     --
=============================================================================================================
Total net expenses                                                                                     3,474
=============================================================================================================
Net investment income (loss)                                                                          23,164
=============================================================================================================
REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investment securities sold                                                    --
=============================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                      $23,164
=============================================================================================================


See Notes to Financial Statements      10

                                     NEUBERGER BERMAN APRIL 30, 2002 (UNAUDITED)

STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

                                                                                     INSTITUTIONAL CASH FUND
NEUBERGER BERMAN INCOME FUNDS                                                      SIX MONTHS
                                                                                        ENDED             YEAR
                                                                                    APRIL 30,            ENDED
                                                                                         2002      OCTOBER 31,
(000'S OMITTED)                                                                   (UNAUDITED)             2001
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)                                                      $    23,164      $    73,846
Net realized gain (loss) on investments                                                    --               51
                                                                                  -----------      -----------
Net increase (decrease) in net assets resulting from operations                        23,164           73,897
===============================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                                 (23,164)
(73,846)
Net realized gain on investments                                                          (45)              --
                                                                                  -----------      -----------
Total distributions to shareholders                                                   (23,209)
(73,846)
===============================================================================================================
FROM FUND SHARE TRANSACTIONS:
Proceeds from shares sold                                                           7,210,772        9,218,606
Proceeds from reinvestment of dividends and distributions                              20,292           73,698
Payments for shares redeemed                                                       (6,612,315)
(7,802,611)
===============================================================================================================
Net increase (decrease) from Fund share transactions                                  618,749        1,489,693
===============================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                                                 618,704        1,489,744

NET ASSETS:
Beginning of period                                                                 2,125,138          635,394
===============================================================================================================
End of period                                                                     $ 2,743,842      $ 2,125,138
===============================================================================================================

NUMBER OF FUND SHARES:
Sold                                                                                7,210,772        9,218,606
Issued on reinvestment of dividends and distributions                                  20,292           73,698
Redeemed                                                                           (6,612,315)
(7,802,611)
===============================================================================================================
NET INCREASE (DECREASE) IN SHARES OUTSTANDING                                         618,749        1,489,693
===============================================================================================================


See Notes to Financial Statements      11

NOTES TO FINANCIAL STATEMENTS  INCOME FUNDS
-------------------------------------------

NOTE A--SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

     1 GENERAL: Neuberger Berman Institutional Cash Fund (the "Fund") is a separate operating series of Neuberger Berman Income Funds (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated December 23, 1992. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The Fund had no operations until May 8, 2000, other than matters relating to its organization and registration as a series of the Trust. The Fund offers Trust Class shares. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.

          The assets of the Fund belong only to the Fund, and the liabilities of the Fund are borne solely by the Fund and no other series of the Trust.

          Through the close of business on February 9, 2001, the Fund was organized as a "feeder" fund in a "master-feeder" structure. Accordingly, the Fund invested its assets in Neuberger Berman Institutional Money Market Portfolio of Income Managers Trust (the "Portfolio") sponsored by Neuberger Berman Management Inc. ("Management"), having the same investment objective and policies as the Fund.

          After the close of business on February 9, 2001, in a tax-free reorganization, the Fund created a Trust class of shares, which were exchanged for assets of the Neuberger Berman Institutional Cash Trust series of Neuberger Berman Income Trust. This transaction resulted in the conversion of the "master-feeder" structure to a multiple class structure.

          The reorganization, which represented a change in corporate form, had no effect on the net assets or net asset value per share of the Fund.

          The investment objective, policies and limitations of the Fund are identical to those of the Portfolio under the prior master-feeder structure, and the underlying shareholders' interest in the Portfolio has not changed as a result of this reorganization.

          It is the policy of the Fund to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, valuation, and dividend and distribution policies, which conform to general industry practice, to enable it to do so. However, there is no assurance the Fund will be able to maintain a stable net asset value per share.

          The preparation of financial statements in accordance with generally accepted accounting principles requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

     2 PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Fund's Schedule of Investments.

                                     NEUBERGER BERMAN APRIL 30, 2002 (UNAUDITED)


     3 SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

     4 FEDERAL INCOME TAXES: The Fund is treated as a separate entity for U.S. Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, U.S. Federal income taxes. Accordingly, the Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.

     5 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund earns income, net of expenses, daily on its investments. It is the policy of the Fund to declare dividends from net investment income on each business day; such dividends are paid monthly. Distributions from net realized capital gains, if any, are normally distributed in December. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains.

          The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains in the components of net assets on the Statement of Assets and Liabilities.

     6 EXPENSE ALLOCATION: Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Funds can otherwise be made fairly. The Fund's expenses (other than those specific to a class) are allocated proportionally each day between the classes based upon the relative net assets of each class.

     7 REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements with institutions that the Fund's investment manager has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a default under the repurchase agreement. The Fund monitors, Income Funds on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Fund under each such repurchase agreement.

NOTES TO FINANCIAL STATEMENTS  INCOME FUNDS CONT'D
--------------------------------------------------

     8 INCOME RECOGNITION: In November 2000 the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide became effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The adoption of the Guide did not have a significant effect on the financial statements.

     9 OTHER: All net investment income and realized and unrealized capital gains and losses of the Fund are allocated pro rata among its respective classes.

          NOTE B--MANAGEMENT FEES, ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS WITH AFFILIATES:

          The Fund retains Management as its investment manager under a Management Agreement. For such investment management services, the Fund pays Management a fee at the annual rate of 0.10% of the Fund's average daily net assets.

          The Fund retains Management as its administrator under an Administration Agreement ("Agreement"). Pursuant to this Agreement the Trust Class of the Fund pays Management an administration fee at the annual rate of 0.15% of its average daily net assets.

          Additionally, Management retains State Street Bank and Trust Company ("State Street") as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement.

          Management has contractually undertaken through December 31, 2004 to reimburse the Trust Class of the Fund for its operating expenses (including the fees payable to Management but excluding interest, taxes, brokerage commissions, and extraordinary expenses) ("Operating Expenses") which exceed, in the aggregate, 0.41% per annum of its average daily net assets (the "Expense Limitation"). For the six months ended April 30, 2002, no reimbursement was required.

          The Trust Class of the Fund has agreed to repay Management for its excess Operating Expenses previously reimbursed by Management, so long as its annual Operating Expenses during that period do not exceed its Expense Limitation, and the repayment is made within three years after the year in which Management issued the reimbursement. During the six months ended April 30, 2002, there was no reimbursement to Management.

          Management and Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Fund, are wholly owned subsidiaries of Neuberger Berman Inc., a publicly held company. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to the Fund. Several individuals who are officers and/or trustees of the Trust are also employees of Neuberger and/or Management.

                                     NEUBERGER BERMAN APRIL 30, 2002 (UNAUDITED)

          The Fund also has a distribution agreement with Management. Management receives no compensation therefor and no commissions for sales or redemptions of shares of beneficial interest of the Trust Class of the Fund.

          The Fund has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $4.

          NOTE C--SECURITIES TRANSACTIONS:

          All securities transactions for the Fund were short-term.

          NOTE D--LINE OF CREDIT:

          At April 30, 2002, the Fund was one of the holders of a single committed, unsecured $200,000,000 line of credit with State Street, to be used only for temporary or emergency purposes. Other investment companies managed by Management also participate in this line of credit on the same terms. Interest is charged on borrowings under this agreement at the overnight Federal Funds Rate plus 0.50% per annum. A facility fee of 0.10% per annum of the available line of credit is charged, of which the Fund has agreed to pay its pro rata share, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due and payable. The fee is paid quarterly in arrears. No compensating balance is required. Because several investment companies participate, there is no assurance that an individual Fund will have access to the entire $200,000,000 at any particular time. The Fund had no loans outstanding pursuant to this line of credit at April 30, 2002. During the six months ended April 30, 2002, the Fund did not utilize this line of credit.

          NOTE E--UNAUDITED FINANCIAL INFORMATION:

          The financial information included in this interim report is taken from the records of the Fund without audit by independent auditors. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS INSTITUTIONAL CASH FUND+
---------------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements.

                                                                                                                   PERIOD FROM
                                                                  SIX MONTHS ENDED          YEAR ENDED             MAY 8, 2000^
                                                                      APRIL 30,             OCTOBER 31,           TO OCTOBER 31,
                                                                   -------------           -------------          -------------
                                                                             2002                 2001              2000
                                                                      (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD                               $      1.0000           $      1.0000          $      1.0000
                                                                   -------------           -------------          -------------

INCOME FROM INVESTMENT OPERATIONS
NET INVESTMENT INCOME (LOSS)                                               .0094                   .0466                  .0307
                                                                   -------------           -------------          -------------

LESS DISTRIBUTIONS
FROM NET INVESTMENT INCOME                                                (.0094)                 (.0466)                (.0307)
FROM NET CAPITAL GAINS                                                    (.0000)                     --                     --
                                                                   -------------           -------------          -------------
TOTAL DISTRIBUTIONS                                                       (.0094)                 (.0466)                (.0307)
                                                                   -------------           -------------          -------------
NET ASSET VALUE, END OF PERIOD                                     $      1.0000           $      1.0000          $      1.0000
                                                                   -------------           -------------          -------------
TOTAL RETURN++                                                           +.94%**                  +4.76%               +3.11%**

RATIOS/SUPPLEMENTAL DATA
NET ASSETS, END OF PERIOD (IN MILLIONS)                            $     2,743.8           $     2,125.1          $       635.4
RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS#                               .28%*                   .29%                   .36%*
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS                                  .28%*                   .29%                   .35%*
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS                 1.88%*                  4.52%                  6.45%*



See Notes to Financial Highlights      16

                                     NEUBERGER BERMAN APRIL 30, 2002 (UNAUDITED)

NOTES TO FINANCIAL HIGHLIGHTS INSTITUTIONAL CASH FUND
-----------------------------------------------------

+ The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of the Portfolio's income and expenses through February 9, 2001 under the prior master-feeder fund structure.

++ Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost.

# The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

^    The date investments operations commenced.

*    Annualized.

**   Not annualized

DIRECTORY
---------

INVESTMENT MANAGER, ADMINISTRATOR AND DISTRIBUTOR
Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800.877.9700 or 212.476.8800
Institutional Services 800.366.6264

SUB-ADVISER
Neuberger Berman, LLC
605 Third Avenue
New York, NY 10158-3698

CUSTODIAN AND SHAREHOLDER SERVICING AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

ADDRESS CORRESPONDENCE TO:
Neuberger Berman Funds
Institutional Services
605 Third Avenue 2nd Floor
New York, NY 10158-0180

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
2nd Floor
Washington, DC 20036-1800

                                     NEUBERGER BERMAN APRIL 30, 2002 (UNAUDITED)

TRUSTEES AND OFFICERS
---------------------

The following tables set forth information concerning the trustees and officers of the Trust. All persons named as trustees and officers also serve in similar capacities for other funds administered or managed by NB Management and Neuberger Berman.

INFORMATION ABOUT THE BOARD OF TRUSTEES

                                                                                      NUMBER OF
                                                                                     PORTFOLIOS IN
                                 POSITION AND                                        FUND COMPLEX
                                LENGTH OF TIME                                        OVERSEEN BY   OTHER DIRECTORSHIPS HELD
OUTSIDE
NAME, AGE, AND ADDRESS (1)        SERVED (2)        PRINCIPAL OCCUPATION(S) (3)        TRUSTEE         FUND COMPLEX BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
John Cannon (72)               Trustee since       Retired. Formerly, Chairman            28          Independent Trustee
                               1994                and Chief Investment Officer of                    Director of three series of
                                                   CDC Capital Management                             Oppenheimer Funds:
                                                   (registered investment adviser)                    Limited Term New York
                                                   (1993-Jan. 1999).                                  Municipal Fund, Rochester
                                                                                                      Fund Municipals, and
                                                                                                      Oppenheimer Convertible
                                                                                                      Securities Fund, 1992 to
                                                                                                      present.
------------------------------------------------------------------------------------------------------------------------------------

Faith Colish (66)              Trustee since       Attorney at Law and President,         28
                               2000                Faith Colish, A Professional
                                                   Corporation; 1980 to present.
------------------------------------------------------------------------------------------------------------------------------------

Walter G. Ehlers (69)          Trustee since       Consultant. Retired President          28
                               2000                and Trustee of Teachers
                                                   Insurance & Annuity (TIAA)
                                                   and College Retirement Equities
                                                   Fund (CREF).
------------------------------------------------------------------------------------------------------------------------------------

TRUSTEES AND OFFICERS CONT'D
----------------------------

                                                                                      NUMBER OF
                                                                                    PORTFOLIOS IN
                             POSITION AND                                           FUND COMPLEX
                            LENGTH OF TIME                                           OVERSEEN BY    OTHER DIRECTORSHIPS HELD
OUTSIDE
NAME, AGE, AND ADDRESS (1)    SERVED (2)          PRINCIPAL OCCUPATION(S) (3)          TRUSTEE      FUND COMPLEX BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
C. Anne Harvey (64)         Trustee since         Consultant, C. A. Harvey               28
                            2000                  Associates, June 2001 to
                                                  present; Member, Individual
                                                  Investors Advisory Committee
                                                  to the New York Stock
                                                  Exchange Board of Directors,
                                                  1998 to present; Secretary,
                                                  Board of Associates to The
                                                  National Rehabilitation
                                                  Hospital's Board of Directors;
                                                  Director of American
                                                  Association of Retired Persons
                                                  (AARP), 1978 to December
                                                  2000; Member, American
                                                  Savings Education Council's
                                                  Policy Board (ASEC), 1998-
                                                  2000; Member, Executive
                                                  Committee, Crime Prevention
                                                  Coalition of America, 1997-
                                                  2000
------------------------------------------------------------------------------------------------------------------------------------

Barry Hirsch (69)           Trustee since         Senior Vice President and              28
                            1988                  General Counsel of Loews
                                                  Corporation (diversified
                                                  financial corporation).
------------------------------------------------------------------------------------------------------------------------------------

Robert A. Kavesh (74)       Trustee since         Professor of Finance and               28         Director, Delaware Labs,
                            1986                  Economics at Stern School of                      1978 to present (cosmetics).
                                                  Business, New York University.
------------------------------------------------------------------------------------------------------------------------------------

Howard A. Mileaf (65)       Trustee since         Retired. Formerly, Vice                28         Director, State Theatre of
                            2000                  President and Special Counsel                     New Jersey (not-for-profit
                                                  to WHX Corporation (holding                       theater), 2000 to present;
                                                  company); 1993-2001.                              Formerly, Director of Kevlin
                                                                                                    microwave and other
                                                                                                    products).
------------------------------------------------------------------------------------------------------------------------------------
John P. Rosenthal (69)      Trustee since         Senior Vice President of               28         Director, 92nd Street Y
                            2000                  Burnham Securities Inc. (a                        (non-profit), 1967 to present;
                                                  registered broker-dealer) since                   Formerly, Director, Cancer
                                                  1991                                              Treatment Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------

                                     NEUBERGER BERMAN APRIL 30, 2002 (UNAUDITED)

                                                                                    NUMBER OF
                                                                                  PORTFOLIOS IN
                             POSITION AND                                          FUND COMPLEX
                            LENGTH OF TIME                                         OVERSEEN BY     OTHER DIRECTORSHIPS HELD OUTSIDE
NAME, AGE, AND ADDRESS (1)    SERVED (2)     PRINCIPAL OCCUPATION(S) (3)             TRUSTEE       FUND COMPLEX BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
William E. Rulon (69)       Trustee since    Retired. Senior Vice President             28         Director, Pro-Kids Golf and
                            1986             of Foodmaker, Inc. (operator                          Learning Academy, 1998 to
                                             and Franchiser of Restaurants)                        present (teach golf and
                                             until January 1997; Secretary of                      computer usage to "at risk"
                                             Foodmaker, Inc. until July 1996.                      children); Director of
                                                                                                   Prandium, Inc. since March
                                                                                                   2001 (restaurants).
------------------------------------------------------------------------------------------------------------------------------------

Cornelius T. Ryan (70)      Trustee since    General Partner of Oxford                  28         Formerly, Director of Capital
                            2000             Partners and Oxford Bioscience                        Cash Management Trust
                                             Partners (venture capital                             (money market fund) and
                                             partnerships) and President of                        Prime Cash Fund.
                                             Oxford Venture Corporation.
------------------------------------------------------------------------------------------------------------------------------------

Tom Decker Seip (52)        Trustee since    General Partner of Seip                    28         Director, H&R Block, Inc.
                            2000             Investments LP (a private                             (financial services company),
                                             investment partnership);                              May 2001 to present;
                                             President and CEO of Westaff,                         Director, General Magic
                                             Inc., May 2001 to January 2002                        (voice recognition software),
                                             (temporary staffing); Senior                          November 2001 to present;
                                             Executive at the Charles Schwab                       Director, Forward
                                             Corporation from 1983 to 1999;                        Management, Inc. (asset
                                             including Chief Executive                             management), 2001-present;
                                             Officer of Charles Schwab                             Member of the Board of
                                             Investment Management, Inc.                           Directors of E-Finance
                                             and Trustee of Schwab Family                          Corporation (credit
                                             of Funds and Schwab                                   decisioning services), 1999 to
                                             Investments from 1997 to 1998;                        present; Director, Save-
                                             Executive Vice President-Retail                       Daily.com (micro investing
                                             Brokerage for Charles Schwab                          services), 1999 to present;
                                             Investment Management from                            Formerly, Director of
                                             1994 to 1997.                                         Offroad Capital Inc. (pre-
                                                                                                   public internet commerce
                                                                                                   company).
------------------------------------------------------------------------------------------------------------------------------------

Candace L. Straight (54)    Trustee since    Private investor and consultant            28
                            1983             specializing in the insurance
                                             industry; Advisory Director of
                                             Securities Capital LLC (a global
                                             private equity investment firm
                                             dedicated to making investments
                                             in the insurance sector).
------------------------------------------------------------------------------------------------------------------------------------

Peter P. Trapp (57)         Trustee since    Regional Manager for Atlanta               28
                            2000             Region, Ford Motor Credit
                                             Company since August, 1997;
                                             prior thereto, President, Ford
                                             Life Insurance Company, April
                                             1995 until August 1997.
------------------------------------------------------------------------------------------------------------------------------------

TRUSTEES AND OFFICERS CONT'D
----------------------------

                                                                                    NUMBER OF
                                                                                  PORTFOLIOS IN
                               POSITION AND                                       FUND COMPLEX
                              LENGTH OF TIME                                        OVERSEEN BY   OTHER DIRECTORSHIPS HELD OUTSIDE
NAME, AGE, AND ADDRESS (1)      SERVED (2)        PRINCIPAL OCCUPATION(S) (3)         TRUSTEE        FUND COMPLEX BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
Michael M. Kassen* (49)       President and      Executive Vice President and           28         Executive Vice President,
                              Trustee since      Chief Investment Officer of                       Chief Investment Officer and
                              2000               Neuberger Berman since 1999;                      Director of Neuberger
                                                 Executive Vice President and                      Berman Inc. (holding
                                                 Chief Financial Officer of NB                     company) since 1999;
                                                 Management from November                          Chairman since May 2000
                                                 1999 to March 2000; Vice                          and Director of NB
                                                 President of NB Management                        Management since January
                                                 from 1990 until 1999; Partner or                  1996
                                                 Principal of Neuberger Berman
                                                 from 1993.

----------------------------------------------------------------------------------------------------------------------------------
Edward I. O'Brien* (73)       Trustee since      Member, Investment Policy              28         Director of Legg Mason, Inc.
                              2000               Committee, Edward Jones,                          (financial services holding
                                                 1993?2001; President of the                       company), 1993 to present;
                                                 Securities Industry Association                   Director, Boston Financial
                                                 ("SIA") (securities industry's                    Group (real estate and tax
                                                 representative in government                      shelters) 1993-1999.
                                                 relations and regulatory matters
                                                 at the federal and state levels)
                                                 from 1974?1992; Adviser to
                                                 SIA from November 1992-
                                                 November 1993.

----------------------------------------------------------------------------------------------------------------------------------
Peter E. Sundman* (42)        Chairman of        Executive Vice President of            28         Executive Vice President and
                              the Board,         Neuberger Berman since 1999;                      Director of Neuberger
                              Chief Executive    Principal of Neuberger Berman                     Berman Inc. (holding
                              Officer and        from 1997 until 1999; Senior                      company) since 1999;
                              Trustee since      Vice President of NB                              President and Director of NB
                              1999               Management from 1996 until                        Management since 1999.
                                                 1999; Director of Institutional
                                                 Services of NB Management
                                                 from 1988 until 1996.
----------------------------------------------------------------------------------------------------------------------------------

(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the Trust's Trust Instrument, each Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Trustee may resign by delivering a written resignation;
     (b) any Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees; (c) any Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

* Indicates a trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Kassen are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management and Executive Vice Presidents of Neuberger Berman. Mr. O'Brien is an interested person of the Trust by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Portfolios and other funds for which NB Management serves as investment manager.

                                     NEUBERGER BERMAN APRIL 30, 2002 (UNAUDITED)

INFORMATION ABOUT THE OFFICERS OF THE TRUST

                                                POSITION AND
NAME, AGE, AND ADDRESS (1)                LENGTH OF TIME SERVED (2)                      PRINCIPAL OCCUPATION(S) (3)
---------------------------------------------------------------------------------------------------------------------------------
Claudia A. Brandon (45)                    Secretary since 1986                     Vice President of Neuberger Berman since
                                                                                    2002 and Employee since 1999; Vice
                                                                                    President-Mutual Fund Board Relations of
                                                                                    NB Management since 2000; Vice President
                                                                                    of NB Management from 1986 to 1999;
                                                                                    Secretary of two other mutual funds for
                                                                                    which NB Management acts as investment
                                                                                    manager and administrator.

Robert Conti (45)                          Vice President since 2000                Vice President of Neuberger Berman since
                                                                                    1999; Senior Vice President of NB
                                                                                    Management since 2000; Controller of NB
                                                                                    Management until 1996; Treasurer of NB
                                                                                    Management from 1996 until 1999; Vice
                                                                                    President of two other mutual funds for
                                                                                    which NB Management acts as investment
                                                                                    manager and administrator since 2000.

Stacy Cooper-Shugrue (38)                  Assistant Secretary since 1991           Vice President-Mutual Fund Board
                                                                                    Relations of NB Management since
                                                                                    February 25, 2002; Employee of Neuberger
                                                                                    Berman since 1999; Assistant Vice
                                                                                    President of NB Management from 1993 to
                                                                                    1999; Assistant Secretary of two other
                                                                                    mutual funds for which NB Management acts
                                                                                    as investment manager and administrator.

Barbara DiGiorgio (43)                     Assistant Treasurer since 1996           Vice President of Neuberger Berman since
                                                                                    1999; Assistant Vice President of NB
                                                                                    Management from 1993 to 1999; Assistant
                                                                                    Treasurer of two other mutual funds for
                                                                                    which NB Management acts as investment
                                                                                    manager and administrator.

Brian J. Gaffney (48)                      Vice President since 2000                Managing Director of Neuberger Berman
                                                                                    since 1999; Senior Vice President of NB
                                                                                    Management since 2000; Vice President of
                                                                                    NB Management from 1997 until 1999; Vice
                                                                                    President of two other mutual funds for
                                                                                    which NB Management acts as investment
                                                                                    manager and administrator since 2000.

Richard Russell (55)                       Treasurer and Principal Financial        Vice President of Neuberger Berman since
                                           and Accounting Officer since             1999; Vice President of NB Management from
                                           1993                                     1993 until 1999; Treasurer and Principal
                                                                                    Financial and Accounting Officer of two
                                                                                    other mutual funds for which NB Management
                                                                                    acts as investment manager and administrator.

TRUSTEES AND OFFICERS cont'd
----------------------------

                                                     POSITION AND
     NAME, AGE, AND ADDRESS (1)                  LENGTH OF TIME SERVED (2)                      PRINCIPAL OCCUPATION(S) (3)
---------------------------------------------------------------------------------------------------------------------------------
Frederic B. Soule (55)       Vice President since 2000             Vice President of Neuberger Berman since 1999; Vice
                                                                   President of NB Management from 1995 until 1999; Vice
                                                                   President of two other funds for which NB Management acts
                                                                   as investment manager and administrator since 2000.

Celeste Wischerth (41)       Assistant Treasurer since 1993        Vice President of Neuberger Berman since 1999; Assistant
                                                                   Vice President of NB Management from 1994 to 1999;
                                                                   Assistant Treasurer of two other mutual funds for which NB
                                                                   Management acts as investment manager and administrator.

----------
(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.
(2) Pursuant to the by-laws of the Trust, each officer elected by the Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Trustees and may be removed at any time with or without cause.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

                                                         [NEUBERGER BERMAN LOGO]
                                                                NEUBERGER BERMAN

                                              NEUBERGER BERMAN MANAGEMENT INC.
                                              605 Third Avenue 2nd Floor
                                              New York, NY 10158-0180
                                              SHAREHOLDER SERVICES
                                              800.877.9700
                                              INSTITUTIONAL SERVICES
                                              800.366.6264
                                              www.nb.com






Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of shareholders and is not an offer of shares of the Fund. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.


                                             [RECYCLE SYMBOL] B0586 06/02